Going concern - Repositioning the business (Details) R in Billions		6 Months Ended	12 Months Ended		30 Months Ended	48 Months Ended	54 Months Ended
	Dec. 31, 2020 $ / bbl	Jun. 30, 2021 $ / bbl	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 $ / bbl	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023	Jun. 30, 2025 ZAR (R)
Going concern
Brent crude oil price per unit | $ / bbl	45
Working capital percentage	14.90%
Forecast
Going concern
Brent crude oil price per unit | $ / bbl		45.50		53.58
Reduction in capital expenditure on sustenance capital (as a percent)					(30.00%)
Working capital percentage		15.60%	14.00%		14.00%	14.00%
Working capital improvement (as a percent)						1.00%
Minimum
Going concern
Delivery period of financial targets	3 years
Minimum | Forecast
Going concern
Cash fixed cost reduction (as a percent)							(15.00%)
Cash fixed cost reduction							R (8)
Gross margin improvement (as a percent)					5.00%
Gross margin improvement					R 6
Annualised spend rate			R 20
Maximum
Going concern
Delivery period of financial targets	4 years
Maximum | Forecast
Going concern
Cash fixed cost reduction (as a percent)							(20.00%)
Cash fixed cost reduction							R (10)
Gross margin improvement (as a percent)					10.00%
Gross margin improvement					R 8
Annualised spend rate			R 25